EQUITY (Details 11) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flow Statement
Cash flow from operating activities	$ (1,390,863)	$ (978,898)	$ (421,705)
Cash flow from investing activities	(87,155)	1,589,074	(16,481)
Cash flow from financing activities	349,602	874,784	413,217
Net increse (decrese) in cash flow	(1,041,655)	1,491,136	$ (24,969)
Banco CorpBanca Colombia S.A. [Member] | Non Controlling Interest [Member]
Statement of Cash Flow Statement
Cash flow from operating activities	16,822	(35,057)
Cash flow from investing activities	(158,402)	93,018
Cash flow from financing activities	35,937	(4,400)
Net increse (decrese) in cash flow	$ (105,643)	$ 53,561